Investments - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Investments (Textual) [Abstract]
No mortgage loans past due and still accruing	90 days
Available-for-sale securities, carrying value	$ 43,700	$ 37,591
Deposits [Member]
Investments (Textual) [Abstract]
Available-for-sale securities, carrying value	10	8
Available-for-sale securities, collateral value	260	$ 538
Mortgage loans, net of allowance [Member]
Investments (Textual) [Abstract]
Mortgage Loans	$ 0